SHARE-BASED PAYMENTS, Inputs to Model Used for Determining Value of Grant (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
	May 30, 2024	Jun. 30, 2024	Jun. 30, 2023
Share-based compensation arrangement by share based payment award fair value assumptions [Abstract]
Dividend yield	0.00%	0.00%	0.00%
Expected volatility		118.00%
Share-based compensation arrangement by share based payment award incremental fair value of modification [Abstract]
Dividend yield			0.00%
Expected volatility			119.00%
Risk-free interest rate			3.45%
Expected dividend		$ 0
Minimum [Member]
Share-based compensation arrangement by share based payment award fair value assumptions [Abstract]
Expected volatility			121.00%
Risk-free interest rate		3.88%	4.152%
Exercise multiple (in dollars per share)		$ 2.2	$ 2.2
Share-based compensation arrangement by share based payment award incremental fair value of modification [Abstract]
Exercise multiple (in dollars per share)			$ 2.2
Maximum [Member]
Share-based compensation arrangement by share based payment award fair value assumptions [Abstract]
Expected volatility			124.00%
Risk-free interest rate		4.33%	4.167%
Exercise multiple (in dollars per share)		$ 2.8	$ 2.8
Share-based compensation arrangement by share based payment award incremental fair value of modification [Abstract]
Exercise multiple (in dollars per share)			$ 2.8